Investment income - Summary of investment income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investment income [abstract]
Dividend income	€ 117	€ 105	€ 149
Realised gains/losses on disposal of debt instruments measured at FVOCI	(104)	(11)	32
Income from and fair value gains/losses on investment properties			(1)
Investment income	€ 13	€ 95	€ 181